Condensed Cash Flow Statement of Aegon Ltd. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [Line Items]
Result before tax	€ 1,045	€ 660	€ (391)
Net cash flows from operating activities	434	762	864
Purchase of equipment	(41)	(51)	(65)
Net cash flows from investing activities	1,010	300	(1,996)
Purchase of treasury shares	(549)	(925)	(1,072)
Dividends paid	(596)	(521)	(494)
Other	1	3	0
Net cash flows from financing activities	(2,035)	(1,755)	(3,241)
Aegon Ltd. [member]
Disclosure of cash flow statement [Line Items]
Result before tax	(217)	(137)	(133)
Adjustments	(56)	170	(264)
Net cash flows from operating activities	(273)	34	(397)
Dividends, capital repayments and capital injections of subsidiaries, associates and joint ventures	721	1,319	2,567
Purchase of equipment	(11)	(8)
Net cash flows from investing activities	710	1,311	2,567
Purchase of treasury shares	(549)	(925)	(1,072)
Issuance and repurchase of borrowings	311	(248)	145
Dividends paid	(596)	(521)	(494)
Coupons on perpetual securities	(67)	(68)	(65)
Other	2	2
Net cash flows from financing activities	(900)	(1,760)	(1,485)
Net increase / (decrease) in cash and cash equivalents	€ (463)	€ (415)	€ 685